S000048622 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	104 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.32%	11.23%	7.55%
STOXX Global Equity Factor Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	22.41%	10.54%	7.21%
iShares Global Equity Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.37%	10.37%	7.02%
Performance Inception Date				Apr. 28, 2015
iShares Global Equity Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.56%	9.73%	6.48%
iShares Global Equity Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.67%	8.11%	5.53%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through February 28, 2023 reflect the performance of the MSCI ACWI Diversified Multiple-Factor Index. Index returns beginning on March 1, 2023 reflect the performance of the STOXX Global Equity Factor Index, which, effective as of March 1, 2023, replaced the MSCI ACWI Diversified Multiple-Factor Index as the Underlying Index of the Fund.